Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Net actuarial loss	$ 91,964	$ 59,718
Prior service cost (credit)	1,072	954
Amount recognized in regulatory assets including discontinued operations	93,036	60,672
Less discontinued operations	8,475	4,372
Total recognized in regulatory assets	84,561	56,300
Other Post-Retirement Benefits [Member]
Net actuarial loss	17,883	13,317
Prior service cost (credit)	(961)	(1,229)
Transition obligation (asset)	77	208
Amount recognized in regulatory assets including discontinued operations	16,999	12,296
Less discontinued operations	1,911	836
Total recognized in regulatory assets	$ 15,088	$ 11,460